Description of Plan - Administrative Expenses (Details) - Employees' 401(k) Savings and Investment Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of Plan
Total administrative expenses	$ 41,506	$ 38,239
Fee concessions from administrative providers	$ 45,385	$ 47,792